Cash and Cash Equivalents	12 Months Ended
Mar. 31, 2024
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents

11. Cash and cash equivalents

	2024	2023
	US$	US$
Bank balances	4,880,413	6,748,115

As of March 31, 2024 and 2023, the cash and cash equivalents of US$22,146 (2023: US$180,387) are denominated in HK$, while US$4,858,267 (2023: US$6,567,728) are denominated in US$.